Dividend income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of details of income from dividends
The detail of income from dividends as follows:

EUR million
	2023	2022	2021
Dividend income classified as:
Financial assets held for trading	415	366	369
Non-trading financial assets mandatorily at fair value through profit or loss	68	35	32
Financial assets at fair value through other comprehensive income	88	87	112
	571	488	513